UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05739

Name of Fund:  BlackRock MuniEnhanced Fund, Inc. (MEN)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniEnhanced Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2014

Date of reporting period: 07/31/2013

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2013 (Unaudited)	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.8%
Birmingham Water Works Board, RB, Series B, 5.00%, 1/01/38	$1,000	$1,008,180
County of Jefferson Alabama, RB, Series A:
5.50%, 1/01/22	2,750	2,741,805
4.75%, 1/01/25	2,200	2,102,694

		5,852,679
Alaska — 1.2%
Alaska Housing Finance Corp., RB, General Housing, Series B (NPFGC), 5.25%, 12/01/30	400	427,024
Alaska Housing Finance Corp., Refunding RB, Series A, 4.13%, 12/01/37	1,265	1,138,095
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	990	1,034,253
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC), 6.00%, 9/01/28	1,200	1,393,716

		3,993,088
Arizona — 1.6%
Greater Arizona Development Authority, RB, Series B (NPFGC), 5.00%, 8/01/35	1,300	1,302,691
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	3,250	3,432,260
5.00%, 10/01/29	400	417,204

		5,152,155
California — 19.0%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC):
5.40%, 10/01/24	10,185	10,884,811
5.45%, 10/01/25	3,700	3,935,209
Anaheim Public Financing Authority California, RB, Senior, Public Improvements Project, Series A (AGM), 6.00%, 9/01/24	5,000	5,782,500
Cabrillo Community College District, GO, CAB, Election of 2004, Series B (NPFGC), 5.86%, 8/01/37 (a)	2,400	599,568
Municipal Bonds	Par (000)	Value
California (continued)
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	550	605,275
Sutter Health, Series A, 5.00%, 8/15/52	1,420	1,352,266
Sutter Health, Series B, 5.88%, 8/15/31	1,200	1,316,280
California Health Facilities Financing Authority, Refunding RB, Saint Joseph’s Health System, Series A, 5.00%, 7/01/37	1,090	1,086,937
California State Public Works Board, LRB, Various Judicial Council Projects, Series A, 5.00%, 3/01/38	710	703,028
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	1,480	1,462,122
City of Redding California, COP, Refunding, Series A (AGM), 5.00%, 6/01/30	1,420	1,480,875
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.75%, 3/01/34	850	884,892
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	1,300	1,353,651
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, 6.29%, 8/01/43 (b)(c)	2,500	1,096,375
Orange County Sanitation District, COP, Series B (AGM):
5.00%, 2/01/30	1,500	1,581,315
5.00%, 2/01/31	900	939,636
Poway Unified School District, GO, Refunding, CAB, School Facilities Improvement, Election of 2007, Series B, 5.74%, 8/01/36 (a)	3,750	1,020,337
Rio Hondo Community College District California, GO, CAB, Election of 2004, Series C, 5.73%, 8/01/38 (a)	5,000	1,217,600
San Diego Community College District California, GO, CAB, Election of 2006 (a):
5.88%, 8/01/31	2,145	755,791
5.92%, 8/01/32	2,680	884,561

BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2013	1

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
San Diego Unified School District California, GO, CAB, Election of 2008, Series C, 5.74%, 7/01/38 (a)	$1,600	$390,592
San Diego Unified School District California, GO, Refunding, CAB, Series R-1 (a):
5.33%, 7/01/30	5,000	2,053,600
5.41%, 7/01/31	1,280	491,866
San Joaquin County Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	2,175	2,431,411
San Marcos Unified School District, GO, Election of 2010, Series A:
5.00%, 8/01/34	700	718,095
5.00%, 8/01/38	600	612,288
San Mateo County Community College District, GO, CAB, Election of 2001, Series C (NPFGC), 4.77%, 9/01/30 (a)	12,740	5,694,143
State of California, GO, Refunding, Various Purpose:
5.00%, 2/01/38	2,500	2,546,800
5.00%, 10/01/41	1,000	1,013,320
State of California, GO, Various Purpose, 5.00%, 4/01/42	1,000	1,012,560
Walnut Valley Unified School District, GO, CAB, Election of 2007, Series B, 5.67%, 8/01/36 (a)	5,500	1,520,805
West Basin Municipal Water District California, COP, Refunding, Series B (AGC), 5.00%, 8/01/30	5,035	5,252,562

		62,681,071
Colorado — 0.6%
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	2,000	2,098,840
District of Columbia — 1.7%
District of Columbia, RB, Series B-1 (NPFGC), 5.00%, 2/01/31	5,480	5,454,682
Florida — 10.2%
Broward County Water & Sewer Utility Revenue, Refunding RB, Series A, 5.25%, 10/01/34	850	906,287
City of Jacksonville Transportation, Refunding RB, Series A, 5.00%, 10/01/30	280	292,544
Municipal Bonds	Par (000)	Value
Florida (concluded)
Collier County School Board, COP, (AGM), 5.00%, 2/15/23	3,000	3,260,490
County of Duval Florida School Board, COP, Master Lease Program (AGM), 5.00%, 7/01/33	2,625	2,678,182
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	960	1,025,482
5.38%, 10/01/32	3,160	3,198,994
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B-1, 5.75%, 7/01/33	1,400	1,546,104
County of Miami-Dade Florida, Refunding RB:
Miami International Airport, AMT (AGC), 5.00%, 10/01/40	9,900	9,487,962
Subordinate Special Obligation, Series B, 5.00%, 10/01/37	710	695,324
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT:
5.13%, 6/01/27	2,000	2,140,200
5.38%, 10/01/29	1,050	1,123,217
Highlands County Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	1,450	1,637,006
Hillsborough County Aviation Authority Florida, RB, Series A (AGC), 5.38%, 10/01/33	4,050	4,267,728
Sarasota County Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, AMT, 5.63%, 7/01/39	275	282,706
South Florida Water Management District, COP, (AGC), 5.00%, 10/01/22	1,000	1,110,750

		33,652,976
Georgia — 8.7%
Burke County Development Authority, Refunding RB, Oglethorpe Power-Vogtle Project, Series C, 5.70%, 1/01/43	1,150	1,199,807
City of Atlanta Georgia Department of Aviation, Refunding ARB, General, Series B (AGM), 5.25%, 1/01/33	17,355	17,848,576

2	BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2013

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Georgia (concluded)
Municipal Electric Authority of Georgia, Refunding RB, Series EE (AMBAC), 7.00%, 1/01/25	$7,475	$9,779,243

		28,827,626
Illinois — 19.7%
Chicago Illinois Transit Authority, RB, Sales Tax Receipts Revenue, 5.25%, 12/01/36	595	609,066
City of Chicago Illinois, GARB, O’Hare International Airport Third Lien:
Series A, 5.75%, 1/01/39	5,110	5,315,933
Series B-2, AMT (AGM), 5.75%, 1/01/23	5,670	5,781,642
Series B-2, AMT (Syncora), 6.00%, 1/01/29	2,500	2,539,425
City of Chicago Illinois, GO, Park District, Harbor Facilities Revenues, Series C, 5.25%, 1/01/40	550	569,432
City of Chicago Illinois Board of Education, GO, Refunding, Series A:
Chicago School Reform Board (NPFGC), 5.50%, 12/01/26	725	780,868
(AGM), 5.50%, 12/01/31	2,875	3,035,367
City of Chicago Illinois Board of Education, GO, Unlimited Tax, 5.50%, 12/01/39	2,375	2,450,050
Cook County Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	285	291,336
Cook County Forest Preserve District, GO, Series C, 5.00%, 12/15/37	330	338,544
Illinois Finance Authority, RB, Carle Foundation, Series A:
5.75%, 8/15/34	650	694,792
6.00%, 8/15/41	1,000	1,084,780
Illinois HDA, RB, Liberty Arms Senior Apartments, Series D, AMT (AMBAC), 4.88%, 7/01/47	2,170	2,076,364
Illinois Municipal Electric Agency, RB, Series A (NPFGC), 5.25%, 2/01/35	1,000	1,016,830
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 6/15/30	17,620	18,701,516
Municipal Bonds	Par (000)	Value
Illinois (concluded)
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Explosion Project, Series A (NPFGC) (a):
4.77%, 12/15/26	5,000	2,662,900
5.69%, 12/15/33	9,950	3,172,657
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM):
4.25%, 6/15/42	2,000	1,779,480
6.15%, 6/15/44 (a)	3,450	531,714
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	675	736,519
Regional Transportation Authority, RB, Series A (AMBAC), 7.20%, 11/01/20	8,070	9,488,222
State of Illinois, GO:
5.50%, 7/01/33	820	830,586
5.50%, 7/01/38	445	448,698

		64,936,721
Indiana — 1.6%
Indiana Finance Authority, RB:
First Lien, CWA Authority Project, Series A, 5.25%, 10/01/38	1,100	1,127,808
Private Activity, Ohio River Bridges East End Crossing Project, Series A, AMT, 5.00%, 7/01/40	890	836,146
Private Activity, Ohio River Bridges East End Crossing Project, Series A, AMT, 5.00%, 7/01/44	515	460,807
Indiana Municipal Power Agency, RB, Series B, 5.75%, 1/01/34	400	406,164
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC):
5.25%, 1/01/29	600	628,440
5.50%, 1/01/38	1,825	1,911,797

		5,371,162
Iowa — 4.0%
Iowa Finance Authority, RB, Series A (AGC), 5.63%, 8/15/37	5,725	6,018,921
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.60%, 12/01/26	3,320	3,552,167
5.70%, 12/01/27	1,510	1,605,523

BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2013	3

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Iowa (concluded)
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT (concluded):
5.80%, 12/01/29	$925	$978,086
5.85%, 12/01/30	1,110	1,172,804

		13,327,501
Louisiana — 1.3%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, East Baton Rouge Sewerage Commission Projects, Series A:
5.00%, 2/01/43	1,420	1,398,459
4.00%, 2/01/48	1,420	1,170,392
Louisiana Public Facilities Authority, Refunding RB, Christus Health, Series B (AGC), 6.50%, 7/01/30	1,250	1,370,187
Terrebonne Levee & Conservation District, RB, Public Improvement Sales Tax Bonds, 5.00%, 7/01/38	355	350,996

		4,290,034
Maine — 0.1%
Maine State Housing Authority, Refunding RB, Series B-1, AMT, 4.25%, 11/15/27	335	327,607
Massachusetts — 1.6%
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	1,150	1,174,748
Massachusetts School Building Authority, RB, Dedicated Sales Tax Revenue, Senior Series A, 5.00%, 5/15/43	1,280	1,330,138
Massachusetts Water Resources Authority, Refunding RB, General, Series A (NPFGC), 5.00%, 8/01/34	2,700	2,878,362

		5,383,248
Michigan — 3.9%
City of Detroit Michigan, Refunding RB:
Sewage Disposal System Revenue, Senior Lien, Series B (AGM), 7.50%, 7/01/33	500	536,960
Municipal Bonds	Par (000)	Value
Michigan (concluded)
City of Detroit Michigan, Refunding RB (concluded):
Series E (BHAC), 5.75%, 7/01/31	2,500	2,514,200
City of Detroit Michigan Water Supply System, RB, Second Lien Series B (AGM):
6.25%, 7/01/36	400	406,004
7.00%, 7/01/36	200	209,612
Lansing Board of Water & Light Utilities System, RB, Series A, 5.50%, 7/01/41	1,700	1,814,427
Michigan Finance Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/39 (c)	3,250	3,216,915
Michigan State Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/36	145	151,790
Series I-A, 5.38%, 10/15/41	700	727,944
Series II-A (AGM), 5.25%, 10/15/36	900	937,044
Michigan State HDA, RB, Series C, AMT, 5.50%, 12/01/28	965	996,517
Michigan Strategic Fund, Refunding RB, Detriot Edison Co. Project, Series A, AMT (Syncora), 5.50%, 6/01/30	1,300	1,300,039

		12,811,452
Minnesota — 0.9%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	2,500	2,879,450
Nebraska — 1.7%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.00%, 9/01/32	5,000	4,909,300
5.25%, 9/01/37	750	751,035

		5,660,335
Nevada — 2.8%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	850	923,262
County of Clark Nevada, ARB:
Las Vegas-McCarran International Airport, Series A (AGC), 5.25%, 7/01/39	3,800	3,935,736

4	BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2013

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Nevada (concluded)
County of Clark Nevada, ARB (concluded):
Subordiante Lien, Series A-2 (NPFGC), 5.00%, 7/01/30	$1,000	$1,024,110
Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/36	3,200	3,204,192
County of Clark Nevada, RB, Southwest Gas Corp. Project, Series A, AMT (NPFGC), 4.75%, 9/01/36	75	71,753

		9,159,053
New Jersey — 7.0%
New Jersey EDA, RB:
Cigarette Tax (Radian), 5.50%, 6/15/14 (d)	600	627,648
Cigarette Tax (Radian), 5.75%, 6/15/14 (d)	305	319,719
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/31	3,125	3,214,438
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	7,800	8,023,236
School Facilities Construction, Series D (AGC), 6.00%, 12/15/18 (d)	655	810,713
School Facilities Construction, Series D (AGC), 6.00%, 12/15/34	1,345	1,513,367
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/26	600	630,450
5.75%, 12/01/27	3,870	4,079,483
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	1,230	1,131,785
New Jersey Transportation Trust Fund Authority, RB, Series A, 5.50%, 6/15/41	2,000	2,102,800
Rutgers The State University of New Jersey, GO, Refunding, Series L, 5.00%, 5/01/43	475	489,383

		22,943,022
New York — 5.4%
Erie County Industrial Development Agency, RB, City School District of Buffalo, Series A (AGM), 5.75%, 5/01/28	1,500	1,661,325
Municipal Bonds	Par (000)	Value
New York (concluded)
Hudson New York Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	700	743,197
Metropolitan Transportation Authority, RB, Series C, 6.50%, 11/15/28	4,000	4,692,560
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-4:
5.50%, 1/15/33	1,600	1,755,536
5.50%, 1/15/34	2,750	3,006,548
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	1,200	1,342,500
New York State HFA, RB, Affordable Housing, Series B, 5.30%, 11/01/37	2,500	2,544,625
New York State Thruway Authority, Refunding RB, Series I, 5.00%, 1/01/37	2,095	2,136,732

		17,883,023
North Carolina — 0.2%
North Carolina Medical Care Commission, RB, Novant Health Obligation, Series A, 4.75%, 11/01/43	750	706,388
Ohio — 1.2%
County of Allen Ohio, Refunding RB, Hospital Facilities, Catholic Health Partners, Series A, 5.00%, 5/01/42	750	732,060
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	530	604,979
Ohio Higher Educational Facility Commission, Refunding RB, Kenyon College Project, 5.00%, 7/01/37	360	361,102
State of Ohio Turnpike Commission, RB, CAB, Junior Lien, Infrastructure Projects, Series A-2, 6.07%, 2/15/37 (c)	10,000	2,425,100

		4,123,241
Pennsylvania — 1.0%
Pennsylvania Turnpike Commission, Special Motor License Fund, RB:
Sub-Series A, 5.00%, 12/01/43	2,270	2,296,877

BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2013	5

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Pennsylvania Turnpike Commission, Special Motor License Fund, RB (concluded):
Subordinate, 6.00%, 12/01/36	$575	$640,860
Philadelphia School District, GO, Series E, 6.00%, 9/01/38	400	427,912

		3,365,649
Puerto Rico — 3.0%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A:
6.38%, 8/01/39	2,935	2,989,767
6.00%, 8/01/42	2,275	2,271,884
Puerto Rico Sales Tax Financing Corp., Refunding RB:
CAB, Series A (NPFGC), 6.60%, 8/01/41 (a)	11,000	1,784,200
CAB, Series C, 6.50%, 8/01/38 (a)	8,000	1,616,560
First Sub-Series C, 6.00%, 8/01/39	1,180	1,178,454

		9,840,865
South Carolina — 1.3%
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	115	127,538
South Carolina State Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.50%, 1/01/38	1,000	1,072,950
South Carolina Transportation Infrastructure Bank, RB, Series A, 5.25%, 10/01/40	3,000	3,124,260

		4,324,748
Tennessee — 2.5%
Memphis Center City Revenue Finance Corp., RB, Pyramid & Pinch District, Series B (AGM), 5.25%, 11/01/30	2,455	2,596,162
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Vanderbilt University, Series B, 5.50%, 10/01/29	5,000	5,538,400

		8,134,562
Municipal Bonds	Par (000)	Value
Texas — 13.8%
City of Houston Texas Utility System, Refunding RB, Combined, First Lien, Series A (AGC):
6.00%, 11/15/35	$2,100	$2,387,154
5.38%, 11/15/38	1,350	1,443,555
City of San Antonio Texas, RB, Texas Electric & Gas Systems, Junior Lien, 5.00%, 2/01/38	575	595,677
Dallas-Fort Worth International Airport, RB:
Series A (NPFGC), 5.50%, 11/01/33	13,000	13,112,060
Series D, 5.00%, 11/01/42	1,500	1,416,345
Mansfield ISD, GO, School Building (PSF-GTD), 5.00%, 2/15/33	1,725	1,845,612
Midland County Fresh Water Supply District No. 1, RB, City of Midland Project, Series A, 5.12%, 9/15/36 (a)	2,130	661,834
North Texas Tollway Authority, Refunding RB, First Tier:
(NPFGC), 5.75%, 1/01/40	1,600	1,704,016
Series A (NPFGC), 6.00%, 1/01/28	2,795	3,151,670
Series K-1 (AGC), 5.75%, 1/01/38	3,800	4,022,186
Series K-2 (AGC), 6.00%, 1/01/38	4,015	4,323,472
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing and Expansion Project, CAB (a):
5.00%, 9/15/35	6,765	2,267,222
5.04%, 9/15/36	11,525	3,645,934
5.07%, 9/15/37	8,245	2,462,122
Texas Municipal Gas Acquisition & Supply Corp. III, RB, 5.00%, 12/15/31	1,190	1,134,891
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, First Tier, Series A, 5.00%, 8/15/41	1,500	1,436,760

		45,610,510
Washington — 1.9%
Central Puget Sound Regional Transit Authority, RB, Series A, 5.00%, 11/01/36	1,600	1,660,416
Washington Health Care Facilities Authority, RB, Providence Health & Services, Series A:
5.00%, 10/01/39	900	884,466

6	BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2013

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Washington (concluded)
Washington Health Care Facilities Authority, RB, Providence Health & Services, Series A (concluded):
5.25%, 10/01/39	$625	$633,369
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services:
Series A, 5.00%, 10/01/42	200	196,372
Series D, 5.25%, 10/01/33	2,800	2,935,492

		6,310,115
Wisconsin — 0.4%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, 5.00%, 11/15/33	1,375	1,397,138
Total Municipal Bonds — 120.1%		396,498,941

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)
Arizona — 0.9%
Phoenix Arizona Civic Improvement Corp., RB, Junior Lien, Series A, 5.00%, 7/01/34	1,200	1,255,740
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	1,500	1,540,620

		2,796,360
California — 2.7%
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/37	1,999	2,024,366
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	2,500	2,603,175
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	404	446,879
San Diego County Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/33	2,810	2,917,510
University of California, RB, Series O, 5.75%, 5/15/34	840	950,533

		8,942,463
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
Colorado — 2.4%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A:
5.50%, 7/01/34 (f)	900	969,889
5.00%, 2/01/41	7,001	6,939,457

		7,909,346
District of Columbia — 1.7%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (f)	1,005	1,126,320
District of Columbia Water & Sewer Authority, Refunding RB, Series A, 6.00%, 10/01/35 (f)	1,780	1,993,714
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	2,530	2,582,067

		5,702,101
Florida — 11.6%
City of Tallahassee Florida, RB, (NPFGC):
5.00%, 10/01/32 (f)	4,000	4,109,400
5.00%, 10/01/37	7,500	7,533,075
County of Miami-Dade Florida, RB, 5.00%, 10/01/39	4,621	4,681,298
County of Miami-Dade Florida, Refunding RB, 5.00%, 7/01/42	4,480	4,531,251
Florida State Board of Education, GO, Series D, 5.00%, 6/01/37 (f)	1,349	1,397,149
Miami-Dade County School Board, COP, Refunding, Series B (AGC), 5.00%, 5/01/33	10,000	10,137,600
Orange County School Board, COP, Series A:
(AGC), 5.50%, 8/01/34	3,544	3,757,003
(NPFCG), 5.00%, 8/01/31	2,000	2,057,600

		38,204,376
Illinois — 4.9%
City of Chicago Illinois, RB, Motor Fuel Tax Revenue, Series A (AGC), 5.00%, 1/01/38	2,000	2,003,060
City of Chicago Illinois, Refunding RB, Sales Tax Revenue, Series A, 5.00%, 1/01/41	3,430	3,467,421
Illinois State Toll Highway Authority, RB:
Series A, 5.00%, 1/01/38	2,138	2,163,959
Series B, 5.50%, 1/01/33	1,880	2,024,772

BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2013	7

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
Illinois (concluded)
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A, 5.00%, 6/15/42	$270	$272,179
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project, Series B, 4.25%, 6/15/42 (f)	2,000	1,779,480
State of Illinois, RB, Build Illinois Bonds, Series B, 5.25%, 6/15/34 (f)	4,399	4,598,194

		16,309,065
Louisiana — 1.7%
State of Louisiana Gas & Fuels, RB, Series A (AGM), 5.00%, 5/01/36	5,400	5,663,250
Massachusetts — 3.4%
Massachusetts School Building Authority, RB, Series A (AGM):
5.00%, 8/15/15 (d)	1,364	1,437,089
5.00%, 8/15/30	9,236	9,731,238

		11,168,327
Michigan — 1.3%
Michigan Finance Authority, Refunding RB, Trinity Health, 5.00%, 12/01/39	4,300	4,256,226
Nevada — 3.4%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/39 (f)	3,778	4,060,196
Clark County Water Reclamation District, GO, Series B:
5.50%, 7/01/29	4,499	5,104,999
5.75%, 7/01/34	1,829	2,078,512

		11,243,707
New Jersey — 0.6%
New Jersey Transportation Trust Fund Authority, RB, Series B, 5.25%, 6/15/36 (f)	1,840	1,911,173
New York — 3.4%
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	1,260	1,399,152
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
New York (concluded)
New York City Municipal Water Finance Authority, Refunding RB, Water & Sewer System, Second General Resolution, Series CC, 5.00%, 6/15/47	5,680	5,826,601
Port Authority of New York & New Jersey, Refunding RB, Construction, 143rd Series, AMT, 5.00%, 10/01/30	2,500	2,521,550
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34 (f)	1,300	1,406,444

		11,153,747
Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health, Series B, 5.50%, 1/01/34	580	613,576
Puerto Rico — 0.7%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C, 5.25%, 8/01/40	2,380	2,280,683
South Carolina — 2.7%
Charleston Educational Excellence Finance Corp., RB, Charleston County School (AGC), 5.25%, 12/1/15 (d)	6,895	7,643,797
South Carolina State Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.50%, 1/01/38 (f)	1,275	1,368,011

		9,011,808
Texas — 1.2%
Clear Creek ISD Texas, GO, Refunding, School Building (PSF-GTD), 5.00%, 2/15/33	2,200	2,353,824
North East ISD Texas, GO, School Building, Series A (PSF-GTD), 5.00%, 8/01/37 (f)	1,600	1,680,464

		4,034,288
Utah — 1.6%
Utah Transit Authority, RB, Series A (AGM), 5.00%, 6/15/36	5,000	5,172,950
Virginia — 0.1%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	350	370,488

8	BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2013

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
Washington — 1.3%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	$4,004	$4,175,728
Wisconsin — 1.0%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc.:
5.25%, 4/01/39 (f)	1,430	1,460,464
5.00%, 4/01/42	1,980	1,950,201

		3,410,665
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 46.8%		154,330,327
Total Long-Term Investments (Cost — $534,271,493) — 166.9%		550,829,268

Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.03% (g)(h)	2,304,186	$2,304,186
Total Short-Term Securities (Cost — $2,304,186) — 0.7%		2,304,186
Total Investments (Cost — $536,575,679*) — 167.6%		553,133,454
Other Assets Less Liabilities — 0.9%		2,983,426
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (25.3%)		(83,622,640)
VRDP Shares, at Liquidation Value — (43.2%)		(142,500,000)

Net Assets Applicable to Common Shares — 100.0%		$329,994,240

*	As of July 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$538,174,456

Gross unrealized appreciation	$24,008,068
Gross unrealized depreciation	(9,049,070)

Net unrealized appreciation	$14,958,998

Notes to Schedule of Investments

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc.	$2,425,100	$(100)
Morgan Stanley & Co. LLC	3,216,915	(23,165)
Royal Bank of Canada	1,096,375	58,175

(d)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(f)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from February 1, 2016 to December 1, 2029 is $15,965,675.

BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2013	9

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)

(g)	Investments in issuers considered to be an affiliate of the Fund during the period ended July 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2013	Net Activity	Shares Held at July 31, 2013	Income
FFI Institutional Tax-Exempt Fund	545,905	1,758,281	2,304,186	$154

(h)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guaranty Corp.	HDA	Housing Development Authority
	AGM	Assured Guaranty Municipal Corp.	HFA	Housing Finance Agency
	AMBAC	American Municipal Bond Assurance Corp.	IDA	Industrial Development Authority
	AMT	Alternative Minimum Tax (subject to)	ISD	Independent School District
	ARB	Airport Revenue Bonds	LRB	Lease Revenue Bonds
	BHAC	Berkshire Hathaway Assurance Corp.	M/F	Multi-Family
	CAB	Capital Appreciation Bonds	NPFGC	National Public Finance Guarantee Corp.
	COP	Certificates of Participation	PSF-GTD	Permanent School Fund Guaranteed
	EDA	Economic Development Authority	Radian	Radian Financial Guaranty
	ERB	Education Revenue Bonds	RB	Revenue Bonds
	GARB	General Airport Revenue Bonds	Syncora	Syncora Guarantee
	GO	General Obligation Bonds

10	BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2013

Schedule of Investments (concluded)	BlackRock MuniEnhanced Fund, Inc. (MEN)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$550,829,268	—	$550,829,268
Short-Term Securities	$2,304,186	—	—	2,304,186

Total	$2,304,186	$550,829,268	—	$553,133,454

[1] See above Schedule of Investments for values in each state or political subdivision.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2013, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	—	$(9,318)	—	$(9,318)
TOB trust certificates	—	(83,595,839)	—	(83,595,839)
VRDP Shares	—	(142,500,000)	—	(142,500,000)

Total	—	$(226,105,157)	—	$(226,105,157)

There were no transfers between levels during the period ended July 31, 2013.

BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2013	11

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

 Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniEnhanced Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniEnhanced Fund, Inc.

Date:	September 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniEnhanced Fund, Inc.

Date:	September 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock MuniEnhanced Fund, Inc.

Date:	September 24, 2013